Significant accounting policies and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies And Basis Of Preparation [Abstract]
Disclosure of information about subsidiaries [Table Text Block]
	Percentage owned
	Incorporated in	December 31, 2020	December 31, 2019
Canadian Metals Exploration Ltd.	Canada	100%	100%
Giga Metals Do Brasil Ltda	Brazil	100%	0%

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Class	Amortization rate
Motor vehicles	30% declining balance
Computer equipment	30% declining balance
Exploration and office equipment	20% declining balance
Right of use asset - office lease	4 years straight line